CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Promissory Notes Tables
Convertible promissory notes
$

Balance, December 31, 2016	395,373

Issuances (Net of Transaction Costs)	1,391,759
Repayments	(130,498)
Conversions (Principal)	(102,128)
Interest Accrual	27,989

Balance, December 31, 2017	1,582,495

Issuances (Net of Transaction Costs)	795,046
Repayments	(31,762)
Conversions (Principal)	(1,707,293)
Interest Accrual	10,365

Balance, December 31, 2018	648,851